DISCONTINUED OPERATIONS (Details) $ in Millions	Apr. 25, 2022 CAD ($)
GFL Infrastructure
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	$ 224.0
GIP
Disclosure of analysis of single amount of discontinued operations [line items]
Non-controlling equity interest acquired	45.00%